Income Taxes (Details) - Schedule of Sufficient Taxable Income to Utilize Its Deferred Tax Assets - Deferred Income Tax [Member] - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Deferred tax liabilities:
Mineral properties	$ (176,000)	$ (176,000)
Office and equipment	(500)	(2,000)
Deferred tax assets:
Non-capital losses	176,500	178,000
Net deferred income tax liabilities